Description of Business - Schedule Of Common Stock Issued and Outstanding Immediately After Business Combination (Parenthetical) (Details) - shares		6 Months Ended
	Mar. 29, 2022	Jun. 30, 2022
Business Acquisition [Line Items]
Earnout shares	4,128,113	4,128,113
Common Class A
Business Acquisition [Line Items]
Number of underlying common Stock for outstanding stock options and restricted stock units	45,918,159